                                                AS FILED PURSUANT TO RULE 497
                                                UNDER THE SECURITIES ACT OF 1933
                                                REGISTRATION NO. 33-86642
                                                AND 811-8874

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT FOUR
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2002


         The following paragraph and heading supplements the Investment Charges section on page 15 of the prospectus and is added as the second paragraph of that section:

12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust, under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the Trust's Distributor, to pay for various distribution activities on behalf of the SunAmerica Series Trust Portfolios. These distribution fees will not increase the cost of your investment or affect your return. For more detailed information on these Investment Charges, refer to the prospectuses for the Anchor Series Trust and/or SunAmerica Series Trust .







Date:  August 12, 2002

                Please keep this Supplement with your prospectus.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT FOUR
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2002


         The paragraph and heading entitled "Service Fees" on page 15 of the prospectus is replaced in its entirety with the following:


         12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust, under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the Trust's Distributor, to pay for various distribution activities on behalf of the SunAmerica Series Trust Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.15% fee applicable to the Class B shares of the Anchor Series and SunAmerica Series Trusts and the 0.25% fee applicable to the Class II shares of the Van Kampen Life Investment Trust is generally used to pay financial intermediaries for services provided over the life of your contract. If you purchased your contract prior to July 9, 2001, your contract is not subject to this fee. For more detailed information on these Investment Charges, refer to the prospectuses for the Anchor Series Trust, SunAmerica Series Trust and/or Van Kampen Life Investment Trust.






Date:  August 12, 2002

                Please keep this Supplement with your prospectus.
                                   Page 1 of 1